Share-Based Compensation - Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit share based compensation	$ (15.1)	$ (17.8)	$ (16.7)
Share based compensation by share based award unrecognized compensation on stock options	2.3
STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit associated with share based compensation	0.0	0.0	(0.6)
Income tax expense benefit share based compensation	(5.9)	(6.2)	(6.7)
Share based compensation by share based award unrecognized compensation on stock options	0.0
Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit associated with share based compensation	7.4	8.7	12.7
Share based compensation by share based award aggregate intrinsic value of stock options exercised during the period	0.2	1.1	2.1
Restricted Stock And Restricted Share Units | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit share based compensation	4.6	2.6	3.0
Other Share Based Compensation | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award shares granted during the period value	$ 2.3	$ 2.3	$ 2.3
Share based compensation by share based award shares granted during the period shares	0.2	0.3	0.1
Minimum | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award vesting period	1 year
Share based compensation by share based expiration period	7 years
Minimum | Stock options | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year
Share based compensation by share based expiration period	7 years
Minimum | Restricted Stock And Restricted Share Units | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year
Minimum | Restricted Stock | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	1 year
Maximum | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award vesting period	4 years
Share based compensation by share based expiration period	10 years
Share based compensation by share based award aggregate intrinsic value of stock options exercised during the period	$ 0.1	$ 0.1	$ 0.2
Maximum | Stock options | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	5 years
Share based compensation by share based expiration period	10 years
Maximum | Restricted Stock And Restricted Share Units | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	3 years
Maximum | Restricted Stock | STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service	3 years